Shareholder Report, Average Annual Return (Details) 194180_Hood River New Opportunities Fund_Retirement Shares_TSR Annual {Retirement Shares}	12 Months Ended	23 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Retirement Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Shares
Average Annual Return, Percent	70.69%	57.05%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	22.82%	23.11%
Russell 2500 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return Index
Average Annual Return, Percent	32.94%	23.44%